Schedule of Investments (unaudited) June 30, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Aurizon Holdings Ltd.	84,079	$284,811
Brambles Ltd.	66,994	501,383
Qantas Airways Ltd.	66,199	172,285
Sydney Airport	100,519	392,405
Transurban Group	121,278	1,179,853

		2,530,737

Brazil — 0.2%
CCR SA	51,730	136,608
WEG SA	32,078	295,670

		432,278

Canada — 3.4%
Canadian National Railway Co.	31,483	2,776,375
Canadian Pacific Railway Ltd.	6,012	1,524,276
SNC-Lavalin Group Inc.	7,912	133,087
Thomson Reuters Corp.	7,485	506,914
Waste Connections Inc.	11,682	1,090,920

		6,031,572

Denmark — 1.4%
AP Moller - Maersk A/S, Class A	143	155,155
AP Moller - Maersk A/S, Class B, NVS	290	337,724
DSV PANALPINA A/S	8,879	1,083,525
Vestas Wind Systems A/S	8,820	897,690

		2,474,094

Finland — 0.9%
Kone OYJ, Class B	17,910	1,231,478
Metso OYJ	5,633	184,550
Wartsila OYJ Abp	21,758	179,811

		1,595,839

France — 7.0%
Aeroports de Paris	1,462	150,083
Airbus SE(a)	27,103	1,933,596
Alstom SA	8,428	391,983
Bouygues SA(a)	11,297	385,849
Bureau Veritas SA(a)	12,728	268,469
Cie. de Saint-Gobain(a)	24,303	874,834
Eiffage SA(a)	3,617	330,682
Legrand SA	11,782	894,812
Safran SA(a)	14,582	1,461,225
Schneider Electric SE	24,523	2,723,453
Teleperformance	2,584	655,611
Thales SA	4,601	371,448
Vinci SA	22,560	2,077,738

		12,519,783

Germany — 3.9%
Brenntag AG	6,665	350,111
Deutsche Lufthansa AG, Registered(a)(b)	10,756	108,025
Deutsche Post AG, Registered	43,104	1,575,819
GEA Group AG	7,310	231,118
MTU Aero Engines AG(a)	2,374	411,019
Siemens AG, Registered	35,816	4,214,153

		6,890,245

Hong Kong — 0.8%
CK Hutchison Holdings Ltd.	119,520	767,968
Techtronic Industries Co. Ltd.	76,500	748,176

		1,516,144

Security	Shares	Value

Ireland — 0.9%
Kingspan Group PLC	6,773	$436,267
Ryanair Holdings PLC, ADR(a)(b)	4,382	290,702
Trane Technologies PLC	10,625	945,412

		1,672,381

Italy — 0.6%
Atlantia SpA(a)	21,027	337,716
CNH Industrial NV(a)	44,191	309,115
Leonardo SpA	17,370	115,104
Prysmian SpA	11,845	274,322

		1,036,257

Japan — 15.7%
AGC Inc.	10,000	284,099
ANA Holdings Inc.(a)	15,700	356,682
Central Japan Railway Co.	9,200	1,423,256
Dai Nippon Printing Co. Ltd.	13,400	306,665
Daikin Industries Ltd.	13,000	2,088,845
East Japan Railway Co.	16,800	1,163,861
FANUC Corp.	8,700	1,553,154
Hankyu Hanshin Holdings Inc.	11,200	378,403
ITOCHU Corp.	70,100	1,508,432
Japan Airlines Co. Ltd.	14,900	268,210
Kajima Corp.	22,300	265,405
Kintetsu Group Holdings Co. Ltd.	8,600	386,217
Komatsu Ltd.	43,300	884,382
Kubota Corp.	51,600	769,086
Makita Corp.	12,400	449,979
Marubeni Corp.	77,400	349,747
Mitsubishi Corp.	65,800	1,384,493
Mitsubishi Electric Corp.	95,100	1,233,651
Mitsubishi Heavy Industries Ltd.	15,100	355,928
Mitsui & Co. Ltd.	76,100	1,124,729
Nidec Corp.	24,300	1,620,826
Nippon Express Co. Ltd.	3,800	196,543
Obayashi Corp.	32,200	300,854
Odakyu Electric Railway Co. Ltd.	15,000	368,587
Recruit Holdings Co. Ltd.	70,800	2,416,328
Secom Co. Ltd.	9,600	838,493
Shimizu Corp.	32,200	264,142
SMC Corp.	3,000	1,534,412
Sumitomo Corp.	55,900	639,649
Taisei Corp.	10,100	366,983
Tokyu Corp.	25,800	362,781
Toppan Printing Co. Ltd.	15,500	258,178
Toshiba Corp.	18,900	601,766
TOTO Ltd.	7,000	266,997
Toyota Tsusho Corp.	10,500	265,602
West Japan Railway Co.	8,600	481,954
Yamato Holdings Co. Ltd.	18,200	393,067
Yaskawa Electric Corp.	11,700	403,972

		28,116,358

Mexico — 0.0%
Alfa SAB de CV, Class A	120,745	67,670

Netherlands — 0.7%
Randstad NV	5,553	247,353
Wolters Kluwer NV	12,149	948,611

		1,195,964

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	11,445	288,454

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Aena SME SA(a)(c)	3,251	$433,417
Ferrovial SA	21,360	568,574
International Consolidated Airlines Group SA	43,650	119,841

		1,410,286

Sweden — 3.8%
Alfa Laval AB(a)	13,373	293,393
Assa Abloy AB, Class B	43,800	890,654
Atlas Copco AB, Class A	28,641	1,213,069
Atlas Copco AB, Class B	17,280	639,145
Epiroc AB, Class A	27,765	345,995
Epiroc AB, Class B	17,330	211,959
Nibe Industrier AB, Class B(a)	16,171	357,383
Sandvik AB(a)	48,676	909,607
Securitas AB, Class B(a)	13,932	187,746
Skanska AB, Class B(a)	16,026	325,968
SKF AB, Class B	16,482	306,318
Volvo AB, Class B(a)	72,967	1,142,673

		6,823,910

Switzerland — 2.6%
ABB Ltd., Registered	85,571	1,926,262
Adecco Group AG, Registered	7,267	340,975
Geberit AG, Registered	1,636	818,734
Kuehne + Nagel International AG, Registered(a)	2,247	373,255
Schindler Holding AG, Participation Certificates, NVS	1,803	424,325
Schindler Holding AG, Registered	861	202,812
SGS SA, Registered	230	561,923

		4,648,286

United Kingdom — 5.3%
Ashtead Group PLC	20,212	679,042
BAE Systems PLC	141,334	844,173
Bunzl PLC	14,843	397,245
DCC PLC	4,515	375,449
easyJet PLC	12,300	103,346
Experian PLC	40,250	1,401,971
Ferguson PLC	10,292	840,835
IMI PLC	12,986	148,020
Intertek Group PLC	7,138	479,793
Melrose Industries PLC	213,115	300,190
RELX PLC	87,922	2,031,502
Rentokil Initial PLC	81,842	515,328
Rolls-Royce Holdings PLC	85,255	300,644
Smiths Group PLC	17,458	304,584
Spirax-Sarco Engineering PLC	3,273	403,441
Travis Perkins PLC	11,266	156,673
Weir Group PLC (The)	11,168	146,754

		9,428,990

United States — 50.3%
3M Co.	25,543	3,984,453
Alaska Air Group Inc.	5,325	193,085
Allegion PLC	4,085	417,569
American Airlines Group Inc.	22,065	288,390
AMETEK Inc.	10,198	911,395
AO Smith Corp.	6,005	282,956
Boeing Co. (The)	23,764	4,355,941
Carrier Global Corp.	36,149	803,231
Caterpillar Inc.	23,977	3,033,091
CH Robinson Worldwide Inc.	5,981	472,858
Cintas Corp.	3,752	999,383
Copart Inc.(a)	9,190	765,251

Security	Shares	Value

United States (continued)
CSX Corp.	33,941	$2,367,045
Cummins Inc.	6,537	1,132,601
Deere & Co.	13,893	2,183,285
Delta Air Lines Inc.	25,170	706,019
Dover Corp.	6,409	618,853
Eaton Corp. PLC	17,758	1,553,470
Emerson Electric Co.	26,448	1,640,569
Equifax Inc.	5,367	922,480
Expeditors International of Washington Inc.	7,361	559,730
Fastenal Co.	25,420	1,088,993
FedEx Corp.	10,644	1,492,502
Flowserve Corp.	5,854	166,956
Fortive Corp.	13,143	889,255
Fortune Brands Home & Security Inc.	6,207	396,814
General Dynamics Corp.	10,293	1,538,392
General Electric Co.	388,440	2,653,045
Honeywell International Inc.	31,124	4,500,219
Howmet Aerospace Inc.	17,032	269,957
Huntington Ingalls Industries Inc.	1,782	310,941
IDEX Corp.	3,354	530,066
IHS Markit Ltd.	17,726	1,338,313
Illinois Tool Works Inc.	12,767	2,232,310
Ingersoll Rand Inc.(a)	15,149	425,990
Jacobs Engineering Group Inc.	5,741	486,837
JB Hunt Transport Services Inc.	3,765	453,080
Johnson Controls International PLC	32,881	1,122,557
Kansas City Southern	4,193	625,973
L3Harris Technologies Inc.	9,573	1,624,251
Lockheed Martin Corp.	10,959	3,999,158
Masco Corp.	11,702	587,557
Nielsen Holdings PLC	15,518	230,598
Norfolk Southern Corp.	11,348	1,992,368
Northrop Grumman Corp.	6,885	2,116,724
Old Dominion Freight Line Inc.(b)	4,185	709,734
Otis Worldwide Corp.	18,074	1,027,688
PACCAR Inc.	15,321	1,146,777
Parker-Hannifin Corp.	5,700	1,044,639
Pentair PLC	7,353	279,341
Quanta Services Inc.	6,149	241,225
Raytheon Technologies Corp.	65,228	4,019,349
Republic Services Inc.	9,324	765,034
Robert Half International Inc.	5,127	270,859
Rockwell Automation Inc.	5,138	1,094,394
Rollins Inc.(b)	6,243	264,641
Roper Technologies Inc.	4,619	1,793,373
Snap-on Inc.	2,408	333,532
Southwest Airlines Co.	23,785	812,971
Stanley Black & Decker Inc.	6,844	953,917
Teledyne Technologies Inc.(a)	1,634	508,092
Textron Inc.	9,976	328,310
TransDigm Group Inc.	2,214	978,699
Union Pacific Corp.	30,091	5,087,485
United Airlines Holdings Inc.(a)	11,151	385,936
United Parcel Service Inc., Class B	31,225	3,471,596
United Rentals Inc.(a)(b)	3,186	474,841
Verisk Analytics Inc.	7,217	1,228,333
Waste Management Inc.	17,229	1,824,723
Westinghouse Air Brake Technologies Corp.	7,955	457,969
WW Grainger Inc.	1,924	604,444

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	7,998	$519,550

		89,891,963

Total Common Stocks — 99.7% (Cost: $219,410,476)		178,282,757

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 07/10/20)(a)	12,176	18,989

Total Rights — 0.0% (Cost: $19,043)		18,989

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(d)(e)(f)	1,875,150	1,877,587
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(d)(e)	120,000	120,000

		1,997,587

Total Short-Term Investments — 1.1% (Cost: $1,996,076)		1,997,587

Total Investments in Securities — 100.8% (Cost: $221,425,595)		180,299,333

Other Assets, Less Liabilities — (0.8)%		(1,506,746)

Net Assets — 100.0%		$178,792,587

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	861,163	1,013,987	1,875,150	$1,877,587	$9,540	(b)	$900		$1,253
BlackRock Cash Funds: Treasury, SL Agency Shares	315,000	(195,000)	120,000	120,000	113		—		—

				$1,997,587	$9,653		$900		$1,253

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	5	09/18/20	$181	$354
S&P Select Sector Industrial E-Mini Index	4	09/18/20	276	(2,080)

				$(1,726)

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Industrials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$178,282,757	$—	$—	$178,282,757
Rights	18,989	—	—	18,989
Money Market Funds	1,997,587	—	—	1,997,587

	$180,299,333	$—	$—	$180,299,333

Derivative financial instruments(a)
Assets
Futures Contracts	$354	$—	$—	$354
Liabilities
Futures Contracts	(2,080)	—	—	(2,080)

	$(1,726)	$—	$—	$(1,726)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4